INCOME AND EXPENSES ITEMS - Summary Of Net Impairment Losses On Financial And Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Impairment for trade receivables	$ 140	$ 582	$ 75
Impairment for trade receivables for related parties	0	0	4,565
Impairment of other receivable	0	3	0
Total net impairment loss on financial and contract assets	$ 140	$ 585	$ 4,640